income taxes - Expense composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense
For the current reporting period	$ 416	$ 483
Adjustments recognized in the current period for income taxes of prior periods	(63)	(5)
Total	353	478
Deferred income tax expense
Arising from the origination and reversal of temporary differences	193	75
Revaluation of deferred income tax liability to reflect future income tax rates	(124)
Adjustments recognized in the current period for income taxes of prior periods	46	(1)
Total	115	74
Income taxes	$ 468	$ 552